CAPITAL STOCK - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of warrants outstanding in share-based payment arrangement at beginning of period | Share	0
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0
Number of warrants Issued in share-based payment arrangement | Share	3,399,280
Weighted average exercise price of warrants issued in share-based payment arrangement | $ / shares	$ 3.98
Number of warrants outstanding in share-based payment arrangement at end of period | Share	3,399,280
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $ / shares	$ 3.98